Fair Value - Changes in Fair Value of Level 3 Derivative Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023
Forward Contract
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	$ 0	$ 0	$ 0
Additions	54	0	0
Change in fair value	45	0	0
Settlement	(99)	0
Ending balance	0	0	0
Forward Contract | Previously Reported
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	0
Ending balance		0
Embedded Derivative Liability
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	0	1,994	1,641
Additions	0	0	1,119
Change in fair value	0	478	(766)
Settlement	0	(2,472)
Ending balance	0	0	$ 1,994
Embedded Derivative Liability | Previously Reported
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	$ 0
Ending balance		$ 0